INCOME TAX - Valuation Allowance (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Movements in the valuation allowance
Balance at the beginning of the period	$ (13.3)	₽ (922)	₽ (659)	₽ (837)
Charges to expenses	(12.2)	(850)	(332)	(145)
Foreign currency translation adjustment	0.6	42	69	323
Balance at the end of the period	$ (24.9)	₽ (1,730)	₽ (922)	₽ (659)